Condensed Consolidated Statements of Changes Stockholders' Equity (Deficit) (Unaudited) - USD ($)		Preferred Stock [Member] Series A Cumulative Redeemable Preferred Stock [Member]	Preferred Stock [Member] Series B Redeemable Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance as at June 30, 2021 at Jun. 30, 2020				$ 112		$ 31,929,612	$ (20,535,602)		$ 11,394,122
Balance, shares at Jun. 30, 2020				112,332	[1]
Stock issued for Argyll acquisition				$ 7		3,802,493			3,802,500
Stock issued for Argyll acquisition, shares	[1]			6,500
Stock issued for FLIP acquisition				$ 2		2,217,619			2,217,621
Stock issued for FLIP acquisition, shares	[1]			1,876
Stock issued for EGL acquisition				$ 4		2,791,479			2,791,483
Stock issued for EGL acquisition, shares	[1]			3,556
Stock issued for ggCircuit acquisition				$ 8		9,273,203			9,273,211
Stock issued for ggCircuit acquisition, shares	[1]			8,302
Stock issued for Helix acquisition				$ 5		5,901,128			5,901,133
Stock issued for Helix acquisition, shares	[1]			5,283
Common stock and pre-funded warrants issued in equity financing, net of issuance costs				$ 20		27,339,980			27,340,000
Common stock and pre-funded warrants issued in equity financing, net of issuance costs, shares	[1]			20,000
Stock options and warrant exercises				$ 55		34,064,805			34,064,860
Stock options and warrant exercises, shares	[1]			55,085
Common stock issued for services				$ 6		$ 4,024,740			$ 4,024,746
Common stock issued for services, shares	[1]			6,027
Stock based compensation						1,017,620			1,017,620
Foreign exchange translation								$ (669,170)	$ (669,170)
Net loss							(26,372,734)		$ (26,372,734)
Common stock issued upon the exercise of stock options, shares				140	[1]				53
Balance as at June 30, 2022 at Jun. 30, 2021				$ 219		122,362,679	(46,908,336)	(669,170)	$ 74,785,392
Balance, shares at Jun. 30, 2021				218,961	[1]
Balance, value at Jun. 30, 2021				$ 219		122,362,679	(46,908,336)	(669,170)	74,785,392
Common stock issued for services				$ 1		$ 574,298			$ 574,299
Common stock issued for services, shares	[2]			785
Stock based compensation						308,073			308,073
Foreign exchange translation								$ (1,424,986)	$ (1,424,986)
Net loss							(552,381)		(552,381)
Common stock issued upon the exercise of stock options						40,969			40,969
Common stock issued upon the exercise of stock options, shares	[2]			85
Balance, shares at Sep. 30, 2021				219,831	[2]
Balance, value at Sep. 30, 2021				$ 220		123,286,019	(47,460,717)	(2,094,156)	73,731,366
Balance as at June 30, 2021 at Jun. 30, 2021				$ 219		122,362,679	(46,908,336)	(669,170)	74,785,392
Balance, shares at Jun. 30, 2021				218,961	[1]
Balance, value at Jun. 30, 2021				$ 219		122,362,679	(46,908,336)	(669,170)	74,785,392
Common stock issued for services									$ 574,299
Common stock issued for services, shares									825
Net loss									$ (34,887,010)
Balance, shares at Dec. 31, 2021		835,950		240,702	[2]
Balance, value at Dec. 31, 2021		$ 7,634,407		$ 241		134,689,195	(81,795,346)	(2,885,695)	50,008,395
Balance as at June 30, 2021 at Jun. 30, 2021				$ 219		122,362,679	(46,908,336)	(669,170)	74,785,392
Balance, shares at Jun. 30, 2021				218,961	[1]
Balance, value at Jun. 30, 2021				$ 219		122,362,679	(46,908,336)	(669,170)	74,785,392
Common stock and pre-funded warrants issued in equity financing, net of issuance costs				$ 150		3,464,775			3,464,925
Common stock and pre-funded warrants issued in equity financing, net of issuance costs, shares	[1]			150,000
Common stock issued for services				$ 3		$ 748,146			$ 748,149
Common stock issued for services, shares	[1]			3,325
Stock based compensation						4,417,504			4,417,504
Foreign exchange translation								$ (6,706,944)	$ (6,706,944)
Net loss							(102,232,090)		(102,232,090)
Proceeds from issuance of 10% Series A cumulative redeemable convertible preferred stock		$ 7,599,334
Proceeds from issuance of 10% Series A cumulative redeemable convertible preferred stock, shares		835,950
Accretion of redemption value and issuance costs		$ 182,046				(182,046)			(182,046)
10% Series A cumulative redeemable convertible preferred stock cash dividend						(501,570)			(501,570)
Conversion of Senior Convertible Note				$ 25		10,652,623			10,652,648
Conversion of senior convertible note, shares	[1]			25,145
Issuance of common stock under the ATM, net of issuance costs				$ 12		3,885,097			3,885,109
Issuance of common stock under the ATM, net of issuance costs, shares	[1]			11,658
Common stock issued upon the exercise of stock options						67,479			$ 67,479
Common stock issued upon the exercise of stock options, shares									140
Balance as at June 30, 2022 at Jun. 30, 2022		$ 7,781,380		$ 409		144,914,687	(149,140,426)	(7,376,114)	$ (11,601,444)
Balance, shares at Jun. 30, 2022		835,950		409,229	[1]
Balance, value at Jun. 30, 2022		$ 7,781,380		$ 409		144,914,687	(149,140,426)	(7,376,114)	(11,601,444)
Balance, shares at Sep. 30, 2021				219,831	[2]
Balance, value at Sep. 30, 2021				$ 220		123,286,019	(47,460,717)	(2,094,156)	73,731,366
Common stock issued for services
Common stock issued for services, shares	[2]			40
Stock based compensation						1,729,401			1,729,401
Foreign exchange translation								$ (791,539)	$ (791,539)
Net loss							(34,334,629)		(34,334,629)
Proceeds from issuance of 10% Series A cumulative redeemable convertible preferred stock		$ 7,599,334
Proceeds from issuance of 10% Series A cumulative redeemable convertible preferred stock, shares		835,950
Accretion of redemption value and issuance costs		$ 35,073				(35,073)			(35,073)
10% Series A cumulative redeemable convertible preferred stock cash dividend						(100,314)			(100,314)
Conversion of Senior Convertible Note				$ 17		8,243,437			8,243,454
Conversion of senior convertible note, shares	[2]			17,018
Issuance of common stock under the ATM, net of issuance costs				$ 4		1,539,215			1,539,219
Issuance of common stock under the ATM, net of issuance costs, shares	[2]			3,758
Common stock and warrants issued in equity financing, net of issuance costs						26,510			26,510
Common stock and warrants issued in equity financing, net of issuance costs, shares	[2]			55
Balance, shares at Dec. 31, 2021		835,950		240,702	[2]
Balance, value at Dec. 31, 2021		$ 7,634,407		$ 241		134,689,195	(81,795,346)	(2,885,695)	50,008,395
Balance as at June 30, 2022 at Dec. 31, 2022									(25,800,218)
Balance, shares at Dec. 31, 2022		835,950	100	845,539	[2]
Balance, value at Dec. 31, 2022		$ 7,931,182	$ 1,000	$ 846		149,006,564	(167,441,699)	(7,365,929)	(25,800,218)
Balance as at June 30, 2021 at Jun. 30, 2022		$ 7,781,380		$ 409		144,914,687	(149,140,426)	(7,376,114)	(11,601,444)
Balance, shares at Jun. 30, 2022		835,950		409,229	[1]
Balance, value at Jun. 30, 2022		$ 7,781,380		$ 409		144,914,687	(149,140,426)	(7,376,114)	(11,601,444)
Common stock and pre-funded warrants issued in equity financing, net of issuance costs				$ 300		$ 1,567,830			$ 1,568,130
Common stock and pre-funded warrants issued in equity financing, net of issuance costs, shares	[2]			300,000
Stock based compensation						921,991			921,991
Foreign exchange translation								$ (2,526,478)	$ (2,526,478)
Net loss							(4,168,591)		(4,168,591)
Accretion of redemption value and issuance costs		74,544				(74,544)			(74,544)
10% Series A cumulative redeemable convertible preferred stock cash dividend						(200,628)			(200,628)
Balance, shares at Sep. 30, 2022		835,950		709,229	[2]
Balance, value at Sep. 30, 2022		$ 7,855,924		$ 709		147,129,336	(153,309,017)	(9,902,592)	(16,081,564)
Balance as at June 30, 2021 at Jun. 30, 2022		$ 7,781,380		$ 409		144,914,687	(149,140,426)	(7,376,114)	(11,601,444)
Balance, shares at Jun. 30, 2022		835,950		409,229	[1]
Balance, value at Jun. 30, 2022		$ 7,781,380		$ 409		144,914,687	(149,140,426)	(7,376,114)	(11,601,444)
Net loss									$ (18,301,273)
Common stock issued upon the exercise of stock options, shares
Balance as at June 30, 2022 at Dec. 31, 2022									$ (25,800,218)
Balance, shares at Dec. 31, 2022		835,950	100	845,539	[2]
Balance, value at Dec. 31, 2022		$ 7,931,182	$ 1,000	$ 846		149,006,564	(167,441,699)	(7,365,929)	(25,800,218)
Balance, shares at Sep. 30, 2022		835,950		709,229	[2]
Balance, value at Sep. 30, 2022		$ 7,855,924		$ 709		147,129,336	(153,309,017)	(9,902,592)	(16,081,564)
Common stock and pre-funded warrants issued in equity financing, net of issuance costs				$ 71		$ 2,146,614			$ 2,146,685
Common stock and pre-funded warrants issued in equity financing, net of issuance costs, shares	[2]			70,650
Stock based compensation
Foreign exchange translation								$ 2,536,663	$ 2,536,663
Net loss							(14,132,682)		(14,132,682)
Accretion of redemption value and issuance costs		75,258				(75,258)			(75,258)
10% Series A cumulative redeemable convertible preferred stock cash dividend						(200,628)			(200,628)
Proceeds from issuance of Series B redeemable preferred stock			$ 1,000
Proceeds from issuance of Series B redeemable preferred stock, shares			100
Common stock issued on exercise of Pre-funded warrants				$ 66		6,500			6,566
Common stock issued on exercise of Pre-funded warrants, shares	[2]			65,660
Balance as at June 30, 2022 at Dec. 31, 2022									(25,800,218)
Balance, shares at Dec. 31, 2022		835,950	100	845,539	[2]
Balance, value at Dec. 31, 2022		$ 7,931,182	$ 1,000	$ 846		$ 149,006,564	$ (167,441,699)	$ (7,365,929)	$ (25,800,218)

[1]	Retrospectively restated for effect of stock split.
[2]	Retrospectively restated for effect of stock split.